Investments in Equity Securities - Additional Information (Detail) - USD ($) $ in Thousands			11 Months Ended	12 Months Ended
	Jul. 30, 2021	Jul. 29, 2021	Dec. 31, 2020	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity investment with no readily determinable fair value			$ 122	$ 4,948
Payment to acquire equity securities with no readily determinable fair value			122	4,826
HYZNGlobal Nrg H2 Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment with no readily determinable fair value			$ 100	2,500
Raven SR, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment with no readily determinable fair value				$ 2,500
Equity method investment, description of principal activities		Raven SR granted to the Company a right of first refusal to co-invest in up to 100 of Raven SR’s first 200 solid waste-to-hydrogen generation and production facilities hubs), and up to 150 of Raven SR’s gas-to-hydrogen generation and production facilities across the United States on a hub-by-hub basis.
Payment to acquire equity securities with no readily determinable fair value	$ 2,500